Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	12 Months Ended
Dec. 31, 2011
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
3.	Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incur significant costs in connection with acquiring businesses and restructuring and integrating acquired businesses and in connection with our global cost-reduction and productivity initiatives. For example:

•	for our cost-reduction and productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems; and

•	for our acquisition activity, we typically incur costs that can include transaction costs, integration costs (such as expenditures for consulting and the integration of systems and processes) and restructuring charges, related to employees, assets and activities that will not continue in the combined company.

All of our businesses and functions can be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as functions such as information technology, shared services and corporate operations. In early February 2011, we announced a new research and productivity initiative to accelerate our strategies to improve innovation and overall productivity in R&D by prioritizing areas with the greatest scientific and commercial promise, utilizing appropriate risk/return profiles and focusing on areas with the highest potential to deliver value in the near term and over time.

The components of costs incurred in connection with our acquisitions and our cost-reduction/productivity initiatives follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009
Transaction costs(a)	$30	$22	$768
Integration costs(b)	730	1,004	569
Restructuring charges(c)
Employee termination costs	1,791	1,114	2,564
Asset impairments	256	870	159
Other	127	191	270
Restructuring charges and certain acquisition-related costs	2,934	3,201	4,330
Additional depreciation—asset restructuring, recorded in our consolidated statements of income as follows(d):
Cost of Sales	557	527	133
Selling, informational and administrative expenses	75	227	53
Research and development expenses	607	34	55
Total additional depreciation—asset restructuring	1,239	788	241
Implementation costs, recorded in our consolidated statements of income as follows(e)
Cost of sales	250	—	46
Selling, informational and administrative expenses	25	—	159
Research and development expenses	72	—	36
Other deductions—net	—	—	9
Total implementation costs	347	—	250
Total costs associated with cost-reduction and productivity initiatives and acquisition activity	$4,520	$3,989	$4,821

(a)

Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services. Substantially all of the costs incurred in 2009 were fees related to a $22.5 billion bridge term loan credit agreement entered into with certain financial institutions on March 12, 2009 to partially fund our acquisition of Wyeth. The bridge term loan credit agreement was terminated in June 2009 as a result of our issuance of approximately $24.0 billion of senior unsecured notes in the first half of 2009.

(b)

Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.

(c)

From the beginning of our cost-reduction and productivity initiatives in 2005 through December 31, 2011, Employee termination costs represent the expected reduction of the workforce by approximately 57,400 employees, mainly in manufacturing and sales and research, of which approximately 42,800 employees have been terminated as of December 31, 2011. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination. Asset impairments primarily include charges to write down property, plant and equipment to fair value. Other primarily includes costs to exit certain assets and activities.

The restructuring charges in 2011 are associated with the following:

•

Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health and Consumer Healthcare operating segment ($51 million), Nutrition operating segment ($4 million), research and development operations ($489 million), manufacturing operations ($280 million) and Corporate ($427 million).

The restructuring charges in 2010 are associated with the following:

•

Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health and Consumer Healthcare operating segment ($46 million), Nutrition operating segment ($4 million), research and development operations ($292 million), manufacturing operations ($1.1 billion) and Corporate ($455 million).

The restructuring charges in 2009 are associated with the following:

•

Our three biopharmaceutical operating segments ($1.3 billion), Animal Health and Consumer Healthcare operating segment ($250 million), Nutrition operating segment ($4 million income), research and development operations ($339 million), manufacturing operations ($292 million) and Corporate ($781 million).

(d)	Additional depreciation—asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
(e)	Implementation costs generally represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction and productivity initiatives.

The components of restructuring charges follow:
	COSTS INCURRED	ACTIVITY THROUGH DECEMBER 31,	ACCRUAL AS OF DECEMBER 31,
(MILLIONS OF DOLLARS)	2005-2011	2011(a)	2011(b)
Employee termination costs	$10,602	$ 8,167	$2,434
Asset impairments	2,564	2,564	—
Other	1,022	931	92
Total	$14,188	$11,662	$2,526

(a)	Includes adjustments for foreign currency translation.
(b)	Included in Other current liabilities ($1.6 billion) and Other noncurrent liabilities ($928 million).